Executive and Supervisory Board Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Executive and Supervisory Board Compensation
Schedule of Executive Board Compensation

€ thousands	2019	2018	2017
Short-term employee benefits	17,378	18,652	16,634
Share-based payment1)	32,393	23,646	25,723
Subtotal1)	49,771	42,298	42,357
Post-employment benefits	2,825	1,106	1,312
Thereof defined-benefit	2,056	250	423
Thereof defined-contribution	769	856	889
Total1)	52,596	43,404	43,669

1)Portion of total executive compensation allocated to the respective year

Schedule of Share-Based Payment for Executive Board Members

	2019	2018	2017
Number of RSUs granted	137,619	118,072	117,929
Number of PSUs granted	206,428	177,106	176,886
Total expense in € thousands	44,447	8,054	19,068

Schedule of Retirement Pension Plan for Executive Board Members

€ thousands	2019	2018	2017
DBO 12/31	5,497	3,441	3,191
Annual pension entitlement	215	192	148

Schedule of Supervisory Board Compensation

€ thousands	2019	2018	2017
Total compensation	3,770	3,702	3,663
Thereof fixed compensation	3,218	3,162	3,135
Thereof committee remuneration	553	540	528

Schedule of Payments to/DBO for Former Executive Board Members

€ thousands	2019	2018	2017
Payments	2,081	2,054	1,997
DBO 12/31	44,586	38,374	39,993